Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Expense
The components of lease expense were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Operating lease expense	31	33
Variable lease expense, including non-lease components	17	14
Total lease expense	48	47

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of December 31, 2023 were as follows:

Fiscal Year	Operating Leases
$
2024	53
2025	57
2026	34
2027	49
2028	48
Thereafter	241
Total future minimum payments	482
Minimum payments related to variable lease payments, including non-lease components	(203)
Imputed interest	(45)
Total operating lease liabilities	234